Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of reconciliation of effective tax rate

	2022	2021	2020
	€’000	€’000	€’000
Profit/ (loss) before tax	(27,313)	23,564	(183,130)
Tax using Company’s domestic tax rate at 12.5%	3,414	(2,945)	22,931
Tax effect of:
Non-deductible expenses / non-taxable income	(842)	3,848	(22,428)
Current-year losses for which no deferred tax asset is recognized	(3,973)	(1,312)	(503)
Impacts of different foreign tax rates	1,435	409	-
Total tax charge	34	-	-